Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000219702
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Aggressive Allocation ETF
Trading Symbol	EAOA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Aggressive Allocation ETF	$1Footnote Reference(a)	0.02%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.47%	16.85%	10.44%
MSCI All Country World Index...
	7.37	20.72	13.68
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
BlackRock ESG Aware Aggressive Allocation Index...
	5.47	16.87	10.49
S&P Target Risk Aggressive Index...
	5.09	16.26	10.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 29,333,054
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$29,333,054
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
56.8%
International Equity...
23.8
Domestic Fixed Income...
19.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
51.7%
iShares ESG Aware U.S. Aggregate Bond ETF...
19.4
iShares ESG Aware MSCI EAFE ETF...
16.3
iShares ESG Aware MSCI EM ETF...
7.5
iShares ESG Aware MSCI USA Small-Cap ETF...
5.1

Footnote	Description
Footnote(a)	Excludes money market funds.

C000219699
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Conservative Allocation ETF
Trading Symbol	EAOK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware Conservative Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Conservative Allocation ETF	$3Footnote Reference(a)	0.06%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.12%	7.44%	2.90%
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
MSCI All Country World Index...
	7.37	20.72	13.68
BlackRock ESG Aware Conservative Allocation Index...
	2.15	7.49	2.95
S&P Target Risk Convservative Index...
	2.47	7.69	3.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,402,176
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,402,176
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
69.2%
Domestic Equity...
21.7
International Equity...
9.1
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
69.2%
iShares ESG Aware MSCI USA ETF...
19.8
iShares ESG Aware MSCI EAFE ETF...
6.2
iShares ESG Aware MSCI EM ETF...
2.9
iShares ESG Aware MSCI USA Small-Cap ETF...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.

C000219701
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Growth Allocation ETF
Trading Symbol	EAOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware Growth Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Growth Allocation ETF	$2Footnote Reference(a)	0.04%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.13%	13.04%	7.42%
MSCI All Country World Index...
	7.37	20.72	13.68
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
BlackRock ESG Aware Growth Allocation Index...
	4.14	13.09	7.48
S&P Target Risk Growth Index...
	4.04	12.81	7.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 21,595,634
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$21,595,634
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
42.8%
Domestic Fixed Income...
39.2
International Equity...
18.0
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
39.2%
iShares ESG Aware MSCI USA ETF...
38.9
iShares ESG Aware MSCI EAFE ETF...
12.3
iShares ESG Aware MSCI EM ETF...
5.7
iShares ESG Aware MSCI USA Small-Cap ETF...
3.9

Footnote	Description
Footnote(a)	Excludes money market funds.

C000219700
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Moderate Allocation ETF
Trading Symbol	EAOM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware Moderate Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Moderate Allocation ETF	$3Footnote Reference(a)	0.05%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.79%	9.28%	4.40%
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
MSCI All Country World Index...
	7.37	20.72	13.68
BlackRock ESG Aware Moderate Allocation Index...
	2.81	9.35	4.46
S&P Target Risk Moderate Index...
	2.99	9.39	5.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 6,960,026
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,960,026
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.1%
Domestic Equity...
28.8
International Equity...
12.1
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
59.1%
iShares ESG Aware MSCI USA ETF...
26.2
iShares ESG Aware MSCI EAFE ETF...
8.3
iShares ESG Aware MSCI EM ETF...
3.8
iShares ESG Aware MSCI USA Small-Cap ETF...
2.6

Footnote	Description
Footnote(a)	Excludes money market funds.

C000171896
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Small-Cap Min Vol Factor ETF
Trading Symbol	SMMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	6.92%	21.54%	5.35%	8.16%
MSCI USA Index...
	10.81	26.91	15.20	14.88
MSCI USA Small Cap Minimum Volatility (USD) Index...
	7.02	21.79	5.48	8.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 304,051,091
Holdings Count | Holding	292
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$304,051,091
Number of Portfolio Holdings...
292
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
17.4%
Financials...
14.8
Industrials...
12.9
Consumer Staples...
9.1
Consumer Discretionary...
8.3
Information Technology...
7.5
Utilities...
7.4
Communication Services...
6.9
Real Estate...
5.9
Energy...
5.4
Materials...
4.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Old Republic International Corp...
1.5%
Agree Realty Corp...
1.4
Royal Gold, Inc...
1.4
AptarGroup, Inc...
1.4
Pinnacle West Capital Corp...
1.4
Ensign Group, Inc. (The)...
1.4
Chemed Corp...
1.4
Axis Capital Holdings Ltd...
1.3
Murphy USA, Inc...
1.3
Unum Group...
1.2

Footnote	Description
Footnote(a)	Excludes money market funds.

C000153271
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor ETF
Trading Symbol	LRGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	11.28%	28.71%	14.60%	11.67%
S&P Total Market Index...
	10.35	26.28	14.50	12.73
STOXX U.S. Equity Factor Index...
	11.34	28.84	14.74	11.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,378,978,030
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,378,978,030
Number of Portfolio Holdings...
282
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.6%
Consumer Discretionary...
13.5
Financials...
13.4
Health Care...
11.3
Industrials...
6.9
Communication Services...
6.9
Consumer Staples...
6.7
Energy...
3.0
Utilities...
2.5
Materials...
2.1
Real Estate...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.5%
Microsoft Corp...
5.4
NVIDIA Corp...
5.3
Amazon.com, Inc...
3.4
Meta Platforms, Inc., Class A...
2.6
Broadcom, Inc...
2.3
Alphabet, Inc., Class C, NVS...
2.0
JPMorgan Chase & Co...
1.8
Tesla, Inc...
1.6
Visa, Inc., Class A...
1.4

Footnote	Description
Footnote(a)	Excludes money market funds.

C000153272
Shareholder Report [Line Items]
Fund Name	iShares U.S. Small-Cap Equity Factor ETF
Trading Symbol	SMLF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	8.11%	23.74%	12.50%	10.40%
S&P Total Market Index...
	10.35	26.28	14.50	12.73
STOXX U.S. Small-Cap Equity Factor Index...
	8.20	23.85	12.78	10.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,643,030,914
Holdings Count | Holding	887
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,643,030,914
Number of Portfolio Holdings...
887
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.9%
Information Technology...
17.0
Financials...
16.1
Consumer Discretionary...
15.1
Health Care...
11.6
Real Estate...
5.9
Materials...
4.1
Energy...
3.8
Consumer Staples...
3.5
Communication Services...
3.0
Utilities...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
AppLovin Corp., Class A...
1.7%
MicroStrategy, Inc., Class A...
0.9
EMCOR Group, Inc...
0.8
Axon Enterprise, Inc...
0.8
Williams-Sonoma, Inc...
0.7
Deckers Outdoor Corp...
0.6
Wix.com Ltd...
0.6
Jabil, Inc...
0.6
Evercore, Inc., Class A...
0.6
Carvana Co., Class A...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

C000216288
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Breakthrough Multisector ETF
Trading Symbol	TECB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$16	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	12.60%	23.29%	17.35%	17.31%
ICE U.S. 3000 Index...
	10.26	26.19	14.52	14.15
NYSE®FactSet® U.S. Tech Breakthrough Index™...
	12.77	23.64	17.62	17.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 452,005,845
Holdings Count | Holding	191
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$452,005,845
Number of Portfolio Holdings...
191
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
54.2%
Communication Services...
14.6
Health Care...
12.1
Financials...
8.9
Consumer Discretionary...
6.1
Real Estate...
1.9
Industrials...
1.6
Energy...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Alphabet, Inc., Class A...
4.8%
Meta Platforms, Inc., Class A...
4.5
Amazon.com, Inc...
4.3
Netflix, Inc...
4.3
Apple, Inc...
4.0
Merck & Co., Inc...
3.9
Microsoft Corp...
3.8
Salesforce, Inc...
3.6
NVIDIA Corp...
3.5
Visa, Inc., Class A...
3.3

Footnote	Description
Footnote(a)	Excludes money market funds.